SIDLEY AUSTIN llp 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.
FOUNDED 1866

June 15, 2011

Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549
Re:	Japan Smaller Capitalization Fund, Inc. Pre- Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-172676 and 811-05992)

Ladies and Gentlemen:

On behalf of Japan Smaller Capitalization Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is the Fund’s Pre-Effective Amendment No.2 to the Registration Statement on Form N-2, including the exhibits thereto (the “Registration Statement”), relating to the Fund’s issuance of transferable rights to its stockholders.  Terms used but not defined herein have the meanings ascribed to such terms in the Registration Statement.

The Fund intends to rely on Rule 430A under the Securities Act and to omit the following information from the form of prospectus included with the Registration Statement that is declared effective by the staff of the Commission:

1.         Estimated Subscription Price;

2.         Estimated sales load;

3.         Proceeds, before expenses, to the Fund;

4.         Last reported sales price on the New York Stock Exchange (to be determined on the date of pricing);

5.         Net Asset Value (to be determined on the date of pricing);

6.         Net proceeds of the Offer;

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

June 15, 2011

7.	Offering expenses and fees paid to the Dealer Manager;

8.
The information in the hypothetical dilution example under the caption “As a result of the Offer, you may incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution,” in the “Prospectus summary—Risk factors and special considerations at a glance” and “risk factors and special considerations” sections;

9.	The information in the table and footnotes and the hypothetical example under the caption “Summary—Fund expenses” (dependent on the estimated subscription price);

10.	The hypothetical subscription price information under the caption “The Fund—Subscription price” (dependent on the estimated subscription price);

11.
The hypothetical subscription price information and the additional management fees under the captions “The Offer—Certain Effects of the Offer” and “Management and investment advisory arrangements—Compensation and expenses” (dependent on the estimated subscription price); and

12.	The date of the prospectus and statement of additional information.

    Please direct any communications related to this filing to the undersigned at (212) 839- 7316 and John A. MacKinnon at (212) 839-5534.

Very truly yours, /s/ Carol J. Whitesides Carol J. Whitesides